Earnings Per Share - Summary of Basic and Diluted Earnings Per Share (Parenthetical) (Detail) - CAD ($)	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Earnings per share [line items]
Outstanding options excluded from calculation of diluted earnings per share	1,101,938	1,330,564	1,353,464
Dilutive potential shares from stock options [Member]
Earnings per share [line items]
Exercise price of outstanding share options	$ 127.45	$ 182.70	$ 238.45